NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
6,087 shares (cost $204,305)	$179,450
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,084 shares (cost $58,960)	62,338
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,292 shares (cost $106,434)	107,670
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
5,943 shares (cost $25,371)	30,728
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,096 shares (cost $111,832)	78,447
Emerging Markets Debt Portfolio - Class I (MSEM)
267 shares (cost $2,133)	2,218
Mid Cap Growth Portfolio - Class I (MSVMG)
575 shares (cost $7,143)	6,451
U.S. Real Estate Portfolio - Class I (MSVRE)
3,194 shares (cost $44,814)	43,347
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,141 shares (cost $43,860)	43,980
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,091 shares (cost $23,046)	20,214
NVIT Emerging Markets Fund - Class I (GEM)
5,706 shares (cost $64,023)	57,970
NVIT International Equity Fund - Class I (GIG)
3,435 shares (cost $30,630)	27,481
NVIT Fund - Class I (TRF)
7,913 shares (cost $95,623)	71,611
NVIT Government Bond Fund - Class I (GBF)
6,768 shares (cost $78,921)	80,745
American Century NVIT Growth Fund - Class I (CAF)
4,351 shares (cost $60,134)	59,868
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,834 shares (cost $34,179)	39,603
NVIT Mid Cap Index Fund - Class I (MCIF)
4,715 shares (cost $86,536)	82,753
NVIT Money Market Fund - Class I (SAM)
81,604 shares (cost $81,604)	81,604
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
935 shares (cost $8,279)	7,532
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
1,207 shares (cost $8,156)	12,298
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
956 shares (cost $15,706)	14,648
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
10,577 shares (cost $125,716)	104,500
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,011 shares (cost $85,845)	68,064
NVIT Multi-Sector Bond Fund - Class I (MSBF)
12,094 shares (cost $108,235)	104,852
NVIT Large Cap Growth Fund - Class I (NVOLG1)
13,860 shares (cost $209,795)	203,598
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,458 shares (cost $42,520)	33,748
VP Income & Growth Fund - Class I (ACVIG)
5,764 shares (cost $44,425)	35,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VP International Fund - Class I (ACVI)
7,129 shares (cost $70,675)	52,966
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,952 shares (cost $37,024)	35,925
Appreciation Portfolio - Initial Shares (DCAP)
173 shares (cost $6,441)	6,583
Quality Bond Fund II - Primary Shares (FQB)
8,603 shares (cost $96,384)	96,439
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
4,588 shares (cost $108,822)	85,478
VIP Fund - Growth Portfolio - Service Class (FGS)
3,184 shares (cost $110,250)	117,218
VIP Fund - High Income Portfolio - Service Class (FHIS)
4,129 shares (cost $24,358)	22,132
VIP Fund - Overseas Portfolio - Service Class (FOS)
2,708 shares (cost $48,633)	36,770
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
923 shares (cost $11,430)	8,086
Guardian Portfolio - I Class Shares (AMGP)
1,127 shares (cost $21,752)	20,610
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2,015 shares (cost $49,072)	55,510
Partners Portfolio - I Class Shares (AMTP)
1,620 shares (cost $25,917)	16,185
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,292 shares (cost $73,947)	62,928
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,666 shares (cost $134,589)	117,346
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
809 shares (cost $41,371)	38,078
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
516 shares (cost $7,184)	5,369
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,278 shares (cost $38,151)	39,307
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,580 shares (cost $62,614)	62,219

Total Investments	$2,540,257

Accounts Payable	(47)

$2,540,210

Contract Owners’ Equity:
Accumulation units	2,540,210

Total Contract Owners’ Equity (note 5)	$2,540,210

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	DSIF	DSRG	JACAS	JAGTS	JAIGS	MSEM	MSVMG
Reinvested dividends	$33,032	3,335	560	314	-	387	77	24
Mortality and expense risk charges (note 2)	(37,631)	(2,526)	(889)	(1,782)	(465)	(1,476)	(29)	(94)

Net investment income (loss)	(4,599)	809	(329)	(1,468)	(465)	(1,089)	48	(70)

Realized gain (loss) on investments	(48,188)	(581)	55	5,592	177	1,946	(2)	2
Change in unrealized gain (loss) on investments	(94,225)	(834)	(40)	(13,359)	(3,088)	(42,045)	47	(693)

Net gain (loss) on investments	(142,413)	(1,415)	15	(7,767)	(2,911)	(40,099)	45	(691)

Reinvested capital gains	6,098	1,184	-	-	-	1,018	24	3

Net increase (decrease) in contract owners’ equity resulting from operations	$(140,914)	578	(314)	(9,235)	(3,376)	(40,170)	117	(758)

Investment Activity:	MSVRE	NVAMV1	HIBF	GEM	GIG	TRF	GBF	CAF
Reinvested dividends	$360	756	1,665	568	412	852	2,333	296
Mortality and expense risk charges (note 2)	(595)	(654)	(282)	(1,357)	(511)	(1,018)	(1,107)	(535)

Net investment income (loss)	(235)	102	1,383	(789)	(99)	(166)	1,226	(239)
Realized gain (loss) on investments	(1,046)	1,575	(51)	(19,534)	(10,278)	(465)	90	64
Change in unrealized gain (loss) on investments	2,893	(1,151)	(864)	726	7,456	2	2,854	(2,875)

Net gain (loss) on investments	1,847	424	(915)	(18,808)	(2,822)	(463)	2,944	(2,811)

Reinvested capital gains	-	112	-	-	-	-	234	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,612	638	468	(19,597)	(2,921)	(629)	4,404	(3,050)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVIDM	MCIF	SAM	NVMLV1	NVMMG1	SCGF	SCVF	SCF
Reinvested dividends	$863	623	-	100	-	-	464	391
Mortality and expense risk charges (note 2)	(583)	(1,086)	(1,130)	(110)	(180)	(216)	(1,550)	(1,022)

Net investment income (loss)	280	(463)	(1,130)	(10)	(180)	(216)	(1,086)	(631)
Realized gain (loss) on investments	4,029	(14)	-	647	119	(2)	(4,107)	(1,676)
Change in unrealized gain (loss) on investments	(4,568)	(5,087)	-	(912)	(657)	(52)	(1,450)	(2,530)

Net gain (loss) on investments	(539)	(5,101)	-	(265)	(538)	(54)	(5,557)	(4,206)

Reinvested capital gains	-	1,341	-	269	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(259)	(4,223)	(1,130)	(6)	(718)	(270)	(6,643)	(4,837)

Investment Activity:	MSBF	NVOLG1	EIF	ACVIG	ACVI	DVSCS	DCAP	FQB
Reinvested dividends	$4,494	1,471	468	556	823	127	199	2,833
Mortality and expense risk charges (note 2)	(1,438)	(2,971)	(487)	(498)	(834)	(368)	(129)	(1,027)

Net investment income (loss)	3,056	(1,500)	(19)	58	(11)	(241)	70	1,806
Realized gain (loss) on investments	(236)	125	(121)	(797)	(399)	(437)	(747)	(3)
Change in unrealized gain (loss) on investments	1,213	(6,953)	(1,149)	1,377	(7,656)	(788)	1,580	(2,197)

Net gain (loss) on investments	977	(6,828)	(1,270)	580	(8,055)	(1,225)	833	(2,200)

Reinvested capital gains	-	769	-	-	-	51	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,033	(7,559)	(1,289)	638	(8,066)	(1,415)	903	(394)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FEIS	FGS	FHIS	FOS	FVSS	AMGP	AMCG	AMTP
Reinvested dividends	$2,133	324	1,513	565	80	103	-	-
Mortality and expense risk charges (note 2)	(1,249)	(1,742)	(309)	(605)	(122)	(291)	(799)	(250)

Net investment income (loss)	884	(1,418)	1,204	(40)	(42)	(188)	(799)	(250)
Realized gain (loss) on investments	(2,461)	1,084	(38)	(437)	(50)	(24)	137	(225)
Change in unrealized gain (loss) on investments	1,493	(1,472)	(631)	(7,870)	(817)	(1,080)	154	(1,856)

Net gain (loss) on investments	(968)	(388)	(669)	(8,307)	(867)	(1,104)	291	(2,081)

Reinvested capital gains	-	435	-	81	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84)	(1,371)	535	(8,266)	(909)	(1,292)	(508)	(2,331)

Investment Activity:	OVGS	OVGI	OVAG	VWEM	VWHA	SVOF	GEF	WSCP
Reinvested dividends	$938	978	-	70	539	95	311	32
Mortality and expense risk charges (note 2)	(1,007)	(1,663)	(558)	(86)	(636)	(983)	(316)	(66)

Net investment income (loss)	(69)	(685)	(558)	(16)	(97)	(888)	(5)	(34)
Realized gain (loss) on investments	(1,033)	(2,555)	(20)	(29)	155	(4,049)	(13,291)	723
Change in unrealized gain (loss) on investments	(5,096)	1,936	464	(1,815)	(8,977)	1,117	12,143	(1,118)

Net gain (loss) on investments	(6,129)	(619)	444	(1,844)	(8,822)	(2,932)	(1,148)	(395)

Reinvested capital gains	-	-	-	-	577	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,198)	(1,304)	(114)	(1,860)	(8,342)	(3,820)	(1,153)	(429)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		DSIF		DSRG		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,599)	(4,773)	809	659	(329)	(311)	(1,468)	(1,969)
Realized gain (loss) on investments	(48,188)	(112,809)	(581)	(2,256)	55	(53)	5,592	7,709
Change in unrealized gain (loss) on investments	(94,225)	471,065	(834)	21,750	(40)	7,679	(13,359)	2,204
Reinvested capital gains	6,098	4,287	1,184	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(140,914)	357,770	578	20,153	(314)	7,315	(9,235)	7,944

Equity transactions:
Purchase payments received from contract owners (note 3)	-	12,269	-	-	-	-	-	-
Transfers between funds	-	-	7,439	7	(1)	-	(15,623)	(8,703)
Redemptions (note 3)	(85,140)	(265,583)	(223)	(4,401)	-	-	(15,473)	(53,120)
Adjustments to maintain reserves	(724)	(560)	(7)	(8)	(4)	(4)	-	(10)

Net equity transactions	(85,864)	(253,874)	7,209	(4,402)	(5)	(4)	(31,096)	(61,833)

Net change in contract owners’ equity	(226,778)	103,896	7,787	15,751	(319)	7,311	(40,331)	(53,889)
Contract owners’ equity beginning of period	2,766,988	2,663,092	171,658	155,907	62,659	55,348	148,004	201,893

Contract owners’ equity end of period	$2,540,210	2,766,988	179,445	171,658	62,340	62,659	107,673	148,004

CHANGES IN UNITS:
Beginning units	264,800	301,853	18,898	19,435	6,109	6,109	13,164	18,853
Units purchased	29,124	26,322	793	-	-	-	1	-
Units redeemed	(38,323)	(63,375)	(25)	(537)	-	-	(2,728)	(5,689)

Ending units	255,601	264,800	19,666	18,898	6,109	6,109	10,437	13,164

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAGTS		JAIGS		MSEM		MSVMG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(465)	(516)	(1,089)	(975)	48	56	(70)	-
Realized gain (loss) on investments	177	2,058	1,946	912	(2)	(3)	2	-
Change in unrealized gain (loss) on investments	(3,088)	6,184	(42,045)	23,575	47	107	(693)	-
Reinvested capital gains	-	-	1,018	-	24	-	3	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,376)	7,726	(40,170)	23,512	117	160	(758)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	22,315	2,096	-	-	7,438	-
Redemptions (note 3)	(239)	(9,659)	(17,627)	(16,877)	-	-	(229)	-
Adjustments to maintain reserves	(1)	(8)	4	(3)	-	(1)	(1)	-

Net equity transactions	(240)	(9,667)	4,692	(14,784)	-	(1)	7,208	-

Net change in contract owners’ equity	(3,616)	(1,941)	(35,478)	8,728	117	159	6,450	-
Contract owners’ equity beginning of period	34,347	36,288	113,926	105,198	2,097	1,938	-	-

Contract owners’ equity end of period	$30,731	34,347	78,448	113,926	2,214	2,097	6,450	-

CHANGES IN UNITS:
Beginning units	2,724	3,530	8,810	10,028	172	172	-	-
Units purchased	-	-	1,676	194	-	-	564	-
Units redeemed	(18)	(806)	(1,393)	(1,412)	-	-	(17)	-

Ending units	2,706	2,724	9,093	8,810	172	172	547	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVRE		NVAMV1		HIBF		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(235)	234	102	58	1,383	1,353	(789)	(1,533)
Realized gain (loss) on investments	(1,046)	(2,678)	1,575	1	(51)	(46)	(19,534)	(818)
Change in unrealized gain (loss) on investments	2,893	10,291	(1,151)	1,271	(864)	743	726	18,561
Reinvested capital gains	-	-	112	165	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,612	7,847	638	1,495	468	2,050	(19,597)	16,210

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	7,433	(34)	(35,060)	77,246	-	-	(50,029)	-
Redemptions (note 3)	(227)	(1,394)	(334)	-	-	-	-	-
Adjustments to maintain reserves	(2)	(2)	(4)	(8)	(1)	(2)	(5)	(1)

Net equity transactions	7,204	(1,430)	(35,398)	77,238	(1)	(2)	(50,034)	(1)

Net change in contract owners’ equity	8,816	6,417	(34,760)	78,733	467	2,048	(69,631)	16,209
Contract owners’ equity beginning of period	34,526	28,109	78,733	-	19,750	17,702	127,603	111,394

Contract owners’ equity end of period	$43,342	34,526	43,973	78,733	20,217	19,750	57,972	127,603

CHANGES IN UNITS:
Beginning units	4,253	4,437	5,654	-	1,705	1,705	11,670	11,670
Units purchased	887	-	-	5,654	-	-	-	-
Units redeemed	(28)	(184)	(2,472)	-	-	-	(4,743)	-

Ending units	5,112	4,253	3,182	5,654	1,705	1,705	6,927	11,670

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GIG		TRF		GBF		CAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(99)	(120)	(166)	(271)	1,226	1,241	(239)	(179)
Realized gain (loss) on investments	(10,278)	(246)	(465)	(4,557)	90	491	64	(238)
Change in unrealized gain (loss) on investments	7,456	4,308	2	12,323	2,854	(1,998)	(2,875)	3,846
Reinvested capital gains	-	-	-	-	234	3,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,921)	3,942	(629)	7,495	4,404	2,750	(3,050)	3,429

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(7,193)	-	(1)	(5,739)	-	2,874	42,375	-
Redemptions (note 3)	-	-	-	-	(3,852)	(5,846)	-	(17,724)
Adjustments to maintain reserves	(7)	(2)	(3)	-	(12)	(7)	(7)	(5)

Net equity transactions	(7,200)	(2)	(4)	(5,739)	(3,864)	(2,979)	42,368	(17,729)

Net change in contract owners’ equity	(10,121)	3,940	(633)	1,756	540	(229)	39,318	(14,300)
Contract owners’ equity beginning of period	37,602	33,662	72,243	70,487	80,199	80,428	20,547	34,847

Contract owners’ equity end of period	$27,481	37,602	71,610	72,243	80,739	80,199	59,865	20,547

CHANGES IN UNITS:
Beginning units	3,953	3,953	8,475	9,250	6,843	7,090	1,870	3,729
Units purchased	4,805	-	-	2	-	243	3,694	-
Units redeemed	(5,511)	-	-	(777)	(329)	(490)	-	(1,859)

Ending units	3,247	3,953	8,475	8,475	6,514	6,843	5,564	1,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDM		MCIF		SAM		NVMLV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$280	245	(463)	(105)	(1,130)	(1,621)	(10)	13
Realized gain (loss) on investments	4,029	1,216	(14)	(352)	-	-	647	(4)
Change in unrealized gain (loss) on investments	(4,568)	3,313	(5,087)	14,626	-	-	(912)	165
Reinvested capital gains	-	-	1,341	71	-	-	269	554

Net increase (decrease) in contract owners’ equity resulting from operations	(259)	4,774	(4,223)	14,240	(1,130)	(1,621)	(6)	728

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	11,679	-	-
Transfers between funds	(17,134)	12,189	16,660	-	(30,930)	-	-	7,786
Redemptions (note 3)	(46)	(7,810)	-	(2,919)	(98)	(12,985)	-	-
Adjustments to maintain reserves	4	(2)	(9)	6	-	(1)	(574)	(399)

Net equity transactions	(17,176)	4,377	16,651	(2,913)	(31,028)	(1,307)	(574)	7,387

Net change in contract owners’ equity	(17,435)	9,151	12,428	11,327	(32,158)	(2,928)	(580)	8,115
Contract owners’ equity beginning of period	57,037	47,886	70,324	58,997	113,765	116,693	8,115	-

Contract owners’ equity end of period	$39,602	57,037	82,752	70,324	81,607	113,765	7,535	8,115

CHANGES IN UNITS:
Beginning units	4,375	4,017	6,328	6,606	11,251	11,379	779	-
Units purchased	1	1,015	1,421	-	530	1,148	-	779
Units redeemed	(1,294)	(657)	-	(278)	(3,596)	(1,276)	-	-

Ending units	3,082	4,375	7,749	6,328	8,185	11,251	779	779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMG1		SCGF		SCVF		SCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(180)	(157)	(216)	(184)	(1,086)	(1,040)	(631)	(809)
Realized gain (loss) on investments	119	88	(2)	(47)	(4,107)	(6,568)	(1,676)	(4,933)
Change in unrealized gain (loss) on investments	(657)	2,715	(52)	3,205	(1,450)	35,320	(2,530)	21,283
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(718)	2,646	(270)	2,974	(6,643)	27,712	(4,837)	15,541

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(21,924)	(7)	-	-
Redemptions (note 3)	(133)	(198)	(594)	-	(985)	(15,124)	(3,949)	(8,156)
Adjustments to maintain reserves	3	(12)	(4)	(2)	(13)	2	(11)	(1)

Net equity transactions	(130)	(210)	(598)	(2)	(22,922)	(15,129)	(3,960)	(8,157)

Net change in contract owners’ equity	(848)	2,436	(868)	2,972	(29,565)	12,583	(8,797)	7,384
Contract owners’ equity beginning of period	13,146	10,710	15,516	12,544	134,061	121,478	76,860	69,476

Contract owners’ equity end of period	$12,298	13,146	14,648	15,516	104,496	134,061	68,063	76,860

CHANGES IN UNITS:
Beginning units	855	871	1,734	1,734	14,050	15,893	7,627	8,519
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(8)	(16)	(63)	-	(2,350)	(1,843)	(374)	(892)

Ending units	847	855	1,671	1,734	11,700	14,050	7,253	7,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSBF		NVOLG1		EIF		ACVIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,056	4,343	(1,500)	(176)	(19)	37	58	44
Realized gain (loss) on investments	(236)	(1,438)	125	-	(121)	(168)	(797)	(4,464)
Change in unrealized gain (loss) on investments	1,213	5,271	(6,953)	757	(1,149)	4,479	1,377	8,991
Reinvested capital gains	-	-	769	59	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,033	8,176	(7,559)	640	(1,289)	4,348	638	4,571

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	14,903	4,193	(18,209)	229,371	-	-	(1)	7
Redemptions (note 3)	(468)	(12,144)	(639)	-	-	-	(1,614)	(8,370)
Adjustments to maintain reserves	(11)	-	(2)	(4)	(4)	(4)	(6)	(5)

Net equity transactions	14,424	(7,951)	(18,850)	229,367	(4)	(4)	(1,621)	(8,368)

Net change in contract owners’ equity	18,457	225	(26,409)	230,007	(1,293)	4,344	(983)	(3,797)
Contract owners’ equity beginning of period	86,390	86,165	230,007	-	35,041	30,697	36,369	40,166

Contract owners’ equity end of period	$104,847	86,390	203,598	230,007	33,748	35,041	35,386	36,369

CHANGES IN UNITS:
Beginning units	7,686	8,359	16,572	-	4,059	4,059	4,346	5,402
Units purchased	1,318	401	-	16,572	-	-	-	-
Units redeemed	(41)	(1,074)	(1,355)	-	-	-	(187)	(1,056)

Ending units	8,963	7,686	15,217	16,572	4,059	4,059	4,159	4,346

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVI		ACVV		DVSCS		DCAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11)	490	-	173	(241)	(44)	70	78
Realized gain (loss) on investments	(399)	(264)	-	(31,300)	(437)	(59)	(747)	(51)
Change in unrealized gain (loss) on investments	(7,656)	6,310	-	38,369	(788)	1,317	1,580	1,388
Reinvested capital gains	-	-	-	-	51	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,066)	6,536	-	7,242	(1,415)	1,214	903	1,415

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	(77,246)	31,537	-	-	-
Redemptions (note 3)	(1,284)	-	-	(9,413)	(447)	-	(6,061)	-
Adjustments to maintain reserves	(4)	(4)	-	(4)	(1)	(2)	4	-

Net equity transactions	(1,288)	(4)	-	(86,663)	31,089	(2)	(6,057)	-

Net change in contract owners’ equity	(9,354)	6,532	-	(79,421)	29,674	1,212	(5,154)	1,415
Contract owners’ equity beginning of period	62,320	55,788	-	79,421	6,249	5,037	11,742	10,327

Contract owners’ equity end of period	$52,966	62,320	-	-	35,923	6,249	6,588	11,742

CHANGES IN UNITS:
Beginning units	6,738	6,738	-	9,973	611	611	1,161	1,161
Units purchased	-	-	-	-	2,975	-	-	-
Units redeemed	(135)	-	-	(9,973)	(44)	-	(555)	-

Ending units	6,603	6,738	-	-	3,542	611	606	1,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FQB		FCS		FEIS		FGOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,806	1,437	-	(1,902)	884	313	-	(53)
Realized gain (loss) on investments	(3)	69	-	(39,796)	(2,461)	(602)	-	(820)
Change in unrealized gain (loss) on investments	(2,197)	1,298	-	60,989	1,493	11,275	-	1,745
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(394)	2,804	-	19,291	(84)	10,986	-	872

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	57,251	-	-	(157,336)	-	-	-	(7,615)
Redemptions (note 3)	(463)	(2,507)	-	(25,071)	(6,894)	-	-	-
Adjustments to maintain reserves	1	-	-	(5)	(13)	(4)	-	(3)

Net equity transactions	56,789	(2,507)	-	(182,412)	(6,907)	(4)	-	(7,618)

Net change in contract owners’ equity	56,395	297	-	(163,121)	(6,991)	10,982	-	(6,746)
Contract owners’ equity beginning of period	40,047	39,750	-	163,121	92,464	81,482	-	6,746

Contract owners’ equity end of period	$96,442	40,047	-	-	85,473	92,464	-	-

CHANGES IN UNITS:
Beginning units	3,327	3,533	-	18,623	11,236	11,236	-	870
Units purchased	4,656	-	-	-	-	-	-	-
Units redeemed	(38)	(206)	-	(18,623)	(792)	-	-	(870)

Ending units	7,945	3,327	-	-	10,444	11,236	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGS		FHIS		FOS		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,418)	(1,269)	1,204	1,278	(40)	(20)	(42)	(73)
Realized gain (loss) on investments	1,084	(1,511)	(38)	(257)	(437)	(703)	(50)	(66)
Change in unrealized gain (loss) on investments	(1,472)	23,284	(631)	1,616	(7,870)	5,280	(817)	1,921
Reinvested capital gains	435	342	-	-	81	80	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,371)	20,846	535	2,637	(8,266)	4,637	(909)	1,782

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	14,861	2	-	-	-	-	-	-
Redemptions (note 3)	(9,032)	(8,866)	-	(2,829)	(360)	(559)	-	-
Adjustments to maintain reserves	(8)	(7)	(1)	(1)	(1)	-	(2)	(1)

Net equity transactions	5,821	(8,871)	(1)	(2,830)	(361)	(559)	(2)	(1)

Net change in contract owners’ equity	4,450	11,975	534	(193)	(8,627)	4,078	(911)	1,781
Contract owners’ equity beginning of period	112,763	100,788	21,594	21,787	45,394	41,316	8,998	7,217

Contract owners’ equity end of period	$117,213	112,763	22,128	21,594	36,767	45,394	8,087	8,998

CHANGES IN UNITS:
Beginning units	11,231	12,279	1,818	2,058	5,139	5,211	929	929
Units purchased	1,426	-	-	-	-	-	-	-
Units redeemed	(834)	(1,048)	-	(240)	(39)	(72)	-	-

Ending units	11,823	11,231	1,818	1,818	5,100	5,139	929	929

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMGP		AMCG		AMTP		OVGR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(188)	(74)	(799)	(545)	(250)	(118)	-	(819)
Realized gain (loss) on investments	(24)	(208)	137	(383)	(225)	(248)	-	(4,504)
Change in unrealized gain (loss) on investments	(1,080)	1,529	154	10,594	(1,856)	2,648	-	9,364
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,292)	1,247	(508)	9,666	(2,331)	2,282	-	4,041

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	14,877	-	10,925	-	-	-	-	(73,406)
Redemptions (note 3)	(447)	(1,619)	-	(3,872)	-	-	-	(6,788)
Adjustments to maintain reserves	5	(10)	(6)	(1)	(1)	(2)	-	(3)

Net equity transactions	14,435	(1,629)	10,919	(3,873)	(1)	(2)	-	(80,197)

Net change in contract owners’ equity	13,143	(382)	10,411	5,793	(2,332)	2,280	-	(76,156)
Contract owners’ equity beginning of period	7,468	7,850	45,094	39,301	18,513	16,233	-	76,156

Contract owners’ equity end of period	$20,611	7,468	55,505	45,094	16,181	18,513	-	-

CHANGES IN UNITS:
Beginning units	758	935	4,059	4,503	2,042	2,042	-	8,843
Units purchased	1,473	-	984	-	-	-	-	-
Units redeemed	(45)	(177)	-	(444)	-	-	-	(8,843)

Ending units	2,186	758	5,043	4,059	2,042	2,042	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGS		OVGI		OVAG		VWEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(69)	(6)	(685)	(398)	(558)	(505)	(16)	(10)
Realized gain (loss) on investments	(1,033)	(343)	(2,555)	(1,280)	(20)	(2,696)	(29)	58
Change in unrealized gain (loss) on investments	(5,096)	9,792	1,936	18,648	464	11,223	(1,815)	309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,198)	9,443	(1,304)	16,970	(114)	8,022	(1,860)	357

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(10)	6	(14,000)	-	-	-	7,438	-
Redemptions (note 3)	(6,106)	-	(477)	(2,456)	-	(7,330)	(210)	(1,969)
Adjustments to maintain reserves	(7)	(1)	(7)	2	(7)	(14)	2	(3)

Net equity transactions	(6,123)	5	(14,484)	(2,454)	(7)	(7,344)	7,230	(1,972)

Net change in contract owners’ equity	(12,321)	9,448	(15,788)	14,516	(121)	678	5,370	(1,615)
Contract owners’ equity beginning of period	75,249	65,801	133,134	118,618	38,194	37,516	-	1,615

Contract owners’ equity end of period	$62,928	75,249	117,346	133,134	38,073	38,194	5,370	-

CHANGES IN UNITS:
Beginning units	7,738	7,737	14,693	14,987	4,426	5,464	-	163
Units purchased	-	1	-	-	-	-	611	-
Units redeemed	(582)	-	(1,557)	(294)	-	(1,038)	(19)	(163)

Ending units	7,156	7,738	13,136	14,693	4,426	4,426	592	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWHA		SVOF		GEF		WSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(97)	(345)	(888)	(517)	(5)	(128)	(34)	(63)
Realized gain (loss) on investments	155	17	(4,049)	(7,535)	(13,291)	(285)	723	8
Change in unrealized gain (loss) on investments	(8,977)	9,034	1,117	24,176	12,143	3,937	(1,118)	709
Reinvested capital gains	577	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,342)	8,706	(3,820)	16,124	(1,153)	3,524	(429)	654

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	590	-	-	-	-
Transfers between funds	7,438	-	(9,541)	-	(37,940)	-	(5,294)	-
Redemptions (note 3)	(222)	-	(6,407)	(15,577)	-	-	-	-
Adjustments to maintain reserves	6	(3)	(1)	(4)	(4)	(2)	(2)	(1)

Net equity transactions	7,222	(3)	(15,949)	(14,991)	(37,944)	(2)	(5,296)	(1)

Net change in contract owners’ equity	(1,120)	8,703	(19,769)	1,133	(39,097)	3,522	(5,725)	653
Contract owners’ equity beginning of period	40,433	31,730	81,985	80,852	39,097	35,575	5,725	5,072

Contract owners’ equity end of period	$39,313	40,433	62,216	81,985	-	39,097	-	5,725

CHANGES IN UNITS:
Beginning units	2,591	2,591	7,405	8,911	4,468	4,468	468	468
Units purchased	482	-	-	59	827	-	-	-
Units redeemed	(15)	-	(1,373)	(1,565)	(5,295)	-	(468)	-

Ending units	3,058	2,591	6,032	7,405	-	4,468	-	468

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGU1
	2011	2010
Investment activity:
Net investment income (loss)	$-	30
Realized gain (loss) on investments	-	(3,656)
Change in unrealized gain (loss) on investments	-	3,341
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(285)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	(5,691)
Redemptions (note 3)	-	-
Adjustments to maintain reserves	-	(4)

Net equity transactions	-	(5,695)

Net change in contract owners’ equity	-	(5,980)
Contract owners’ equity beginning of period	-	5,980

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	719
Units purchased	-	254
Units redeemed	-	(973)

Ending units	-	-
See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Effective January 1, 2007 the administrative and support services for the contracts were transferred to a new computer system and operations group. As a result of the conversion, the number of units for each contract were recalculated based on the initial unit value utilized by the new system. These conversion units are included in units as of December 31, 2007 and beyond in note 5.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

* At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge, if any, is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $0 and $590 respectively, and total transfers from the Account to the fixed account were $0 and $31,533, respectively.

For guaranteed minimum death benefits, the Company contributed $0 and $11,679 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,540,257	$0	$0	$2,540,257

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$11,951	$2,752
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	560	897
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	314	32,887
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	713
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	23,716	19,104
Emerging Markets Debt Portfolio - Class I (MSEM)	101	30
Mid Cap Growth Portfolio - Class I (MSVMG)	7,465	323
U.S. Real Estate Portfolio - Class I (MSVRE)	7,797	827
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	868	36,050
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,665	283
NVIT Emerging Markets Fund - Class I (GEM)	568	51,390
NVIT International Equity Fund - Class I (GIG)	45,639	52,935
NVIT Fund - Class I (TRF)	852	1,025
NVIT Government Bond Fund - Class I (GBF)	2,567	4,966
American Century NVIT Growth Fund - Class I (CAF)	42,668	539
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	875	17,776
NVIT Mid Cap Index Fund - Class I (MCIF)	18,615	1,082
NVIT Money Market Fund - Class I (SAM)	5,291	37,454
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	370	8,874
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	-	317
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	-	814
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	464	24,468
NVIT Multi-Manager Small Company Fund - Class I (SCF)	391	4,982
NVIT Multi-Sector Bond Fund - Class I (MSBF)	19,389	1,905
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,240	21,824
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	468	493
VP Income & Growth Fund - Class I (ACVIG)	556	2,118
VP International Fund - Class I (ACVI)	823	2,126
VP Value Fund - Class I (ACVV)	-	5
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	31,712	815
Appreciation Portfolio - Initial Shares (DCAP)	199	6,190
Quality Bond Fund II - Primary Shares (FQB)	60,077	1,487
VIP Fund - Contrafund Portfolio - Service Class (FCS)	-	3
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	2,133	8,152
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	-	1
VIP Fund - Growth Portfolio - Service Class (FGS)	15,631	10,795
VIP Fund - High Income Portfolio - Service Class (FHIS)	1,513	310
VIP Fund - Overseas Portfolio - Service Class (FOS)	647	969

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)		80	124
Guardian Portfolio - I Class Shares (AMGP)		14,980	740
Mid-Cap Growth Portfolio - I Class Shares (AMCG)		10,924	800
Partners Portfolio - I Class Shares (AMTP)		-	252
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		-	7
Global Securities Fund/VA - Non-Service Shares (OVGS)		938	7,130
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		978	16,148
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)		-	569
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)		7,508	297
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		8,553	861
Advantage VT Opportunity Fund - Class 2 (SVOF)		95	16,934
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)		7,593	45,542
U.S. Equity Flex I Portfolio(obsolete) (WSCP)		32	5,363

	Total	$359,806	$452,448

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	1.40%	19,666	$9.124648	$179,445	1.84%	0.45%
2010	1.40%	18,898	9.083386	171,658	1.84%	13.23%
2009	1.40%	19,435	8.021954	155,907	2.06%	24.57%
2008	1.40%	24,614	6.439935	158,513	2.05%	-38.02%
2007	1.40%	27,409	10.390881	284,804	1.76%	3.91%	1/3/2007
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	1.40%	6,109	10.204694	62,340	0.87%	-0.51%
2010	1.40%	6,109	10.256851	62,659	0.85%	13.21%
2009	1.40%	6,109	9.060068	55,348	0.95%	31.88%
2008	1.40%	6,108	6.869770	41,961	0.76%	-35.34%
2007	1.40%	6,108	10.625158	64,898	0.55%	6.25%	1/3/2007
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	1.40%	10,437	10.316464	107,673	0.24%	-8.24%
2010	1.40%	13,164	11.243116	148,004	0.20%	4.99%
2009	1.40%	18,853	10.708807	201,893	0.01%	43.97%
2008	1.40%	19,167	7.438137	142,567	0.01%	-45.09%
2007	1.40%	18,209	13.546325	246,665	0.17%	35.46%	1/3/2007
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	1.40%	2,706	11.356514	30,731	0.00%	-9.93%
2010	1.40%	2,724	12.609119	34,347	0.00%	22.66%
2009	1.40%	3,530	10.280014	36,288	0.00%	54.70%
2008	1.40%	3,573	6.645103	23,743	0.09%	-44.76%
2007	1.40%	3,606	12.029048	43,377	0.35%	20.29%	1/3/2007
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	1.40%	9,093	8.627257	78,448	0.37%	-33.28%
2010	1.40%	8,810	12.931401	113,926	0.54%	23.27%
2009	1.40%	10,028	10.490406	105,198	0.42%	76.57%
2008	1.40%	10,747	5.941367	63,852	2.86%	-52.90%
2007	1.40%	14,732	12.614208	185,833	0.44%	26.14%	1/3/2007
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	1.40%	172	12.869445	2,214	3.58%	5.54%
2010	1.40%	172	12.194078	2,097	4.10%	8.21%
2009	1.40%	172	11.269002	1,938	8.01%	28.39%
2008	1.40%	173	8.777360	1,518	7.39%	-16.17%
2007	1.40%	664	10.470093	6,952	10.82%	4.70%	1/3/2007
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	1.40%	547	11.792360	6,450	0.32%	-8.42%
2007	1.40%	335	12.096300	4,052	0.00%	20.96%	1/3/2007
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	1.40%	5,112	8.478448	43,342	0.84%	4.44%
2010	1.40%	4,253	8.118006	34,526	2.16%	28.14%
2009	1.40%	4,437	6.335044	28,109	3.16%	26.56%
2008	1.40%	4,749	5.005727	23,772	3.76%	-38.77%
2007	1.40%	7,577	8.174924	61,941	1.31%	-18.25%	1/3/2007
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	1.40%	3,182	13.819345	43,973	1.60%	-0.76%
2010	1.40%	5,654	13.925107	78,733	0.15%	11.88%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	1.40%	1,705	11.857667	20,217	8.27%	2.37%
2010	1.40%	1,705	11.583414	19,750	8.68%	11.57%
2009	1.40%	1,705	10.382122	17,702	9.76%	43.96%
2008	1.40%	1,704	7.212016	12,289	8.50%	-29.00%
2007	1.40%	2,462	10.157527	25,008	6.51%	1.58%	1/3/2007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2011	1.40%	6,927	$8.369056	$57,972	0.58%	-23.46%
2010	1.40%	11,670	10.934270	127,603	0.06%	14.55%
2009	1.40%	11,670	9.545367	111,394	1.17%	61.03%
2008	1.40%	7,583	5.927765	44,950	1.17%	-58.36%
2007	1.40%	8,081	14.234055	115,025	0.74%	42.34%	1/3/2007
NVIT International Equity Fund - Class I (GIG)
2011	1.40%	3,247	8.463495	27,481	1.10%	-11.03%
2010	1.40%	3,953	9.512319	37,602	1.05%	11.71%
2009	1.40%	3,953	8.515499	33,662	1.11%	27.91%
2008	1.40%	3,953	6.657605	26,318	1.43%	-46.81%
2007	1.40%	3,953	12.517354	49,481	0.38%	25.17%	1/3/2007
NVIT Fund - Class I (TRF)
2011	1.40%	8,475	8.449558	71,610	1.16%	-0.88%
2010	1.40%	8,475	8.524200	72,243	1.02%	11.86%
2009	1.40%	9,250	7.620255	70,487	1.32%	24.33%
2008	1.40%	10,999	6.128988	67,413	1.43%	-42.37%
2007	1.40%	11,025	10.635976	117,262	1.09%	6.36%	1/3/2007
NVIT Government Bond Fund - Class I (GBF)
2011	1.40%	6,514	12.394679	80,739	2.94%	5.76%
2010	1.40%	6,843	11.719889	80,199	2.91%	3.31%
2009	1.40%	7,090	11.343840	80,428	3.41%	1.25%
2008	1.40%	8,065	11.203706	90,358	4.31%	6.21%
2007	1.40%	8,183	10.548475	86,318	3.89%	5.48%	1/3/2007
American Century NVIT Growth Fund - Class I (CAF)
2011	1.40%	5,564	10.759428	59,865	0.76%	-2.08%
2010	1.40%	1,870	10.987759	20,547	0.53%	17.58%
2009	1.40%	3,729	9.344987	34,847	0.56%	31.60%
2008	1.40%	3,728	7.100868	26,472	0.27%	-39.57%
2007	1.40%	3,728	11.749798	43,803	0.19%	17.50%	1/3/2007
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	1.40%	3,082	12.849590	39,602	2.06%	-1.44%
2010	1.40%	4,375	13.036938	57,037	1.89%	9.36%
2009	1.40%	4,017	11.920944	47,886	0.97%	19.21%	4/24/2009
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	1.40%	7,749	10.679078	82,752	0.79%	-3.91%
2010	1.40%	6,328	11.113156	70,324	1.25%	24.44%
2009	1.40%	6,606	8.930791	58,997	0.99%	34.84%
2008	1.40%	6,916	6.623199	45,806	1.24%	-37.35%
2007	1.40%	8,737	10.572487	92,372	1.44%	5.72%	1/3/2007
NVIT Money Market Fund - Class I (SAM)
2011	1.40%	8,185	9.970366	81,607	0.00%	-1.40%
2010	1.40%	11,251	10.111527	113,765	0.00%	-1.40%
2009	1.40%	11,379	10.255090	116,693	0.04%	-1.36%
2008	1.40%	11,297	10.396331	117,447	1.92%	0.62%
2007	1.40%	4,580	10.331763	47,319	3.88%	3.32%	1/3/2007
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	1.40%	779	9.672458	7,535	1.25%	-7.15%
2010	1.40%	779	10.416860	8,115	1.11%	4.17%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.40%	847	14.519794	12,298	0.00%	-5.57%
2010	1.40%	855	15.375881	13,146	0.00%	25.04%
2009	1.40%	871	12.296304	10,710	0.00%	22.96%	4/24/2009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	1.40%	1,671	$8.765748	$14,648	0.00%	-2.04%
2010	1.40%	1,734	8.947970	15,516	0.00%	23.69%
2009	1.40%	1,734	7.234010	12,544	0.00%	25.68%
2008	1.40%	1,734	5.756043	9,981	0.00%	-47.17%
2007	1.40%	1,756	10.895686	19,133	0.00%	8.96%	1/3/2007
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	1.40%	11,700	8.931301	104,496	0.41%	-6.40%
2010	1.40%	14,050	9.541674	134,061	0.59%	24.83%
2009	1.40%	15,893	7.643505	121,478	0.55%	24.45%
2008	1.40%	16,239	6.141923	99,739	1.13%	-33.10%
2007	1.40%	16,743	9.181264	153,722	1.25%	-8.19%	1/3/2007
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	1.40%	7,253	9.384155	68,063	0.53%	-6.88%
2010	1.40%	7,627	10.077345	76,860	0.28%	23.57%
2009	1.40%	8,519	8.155402	69,476	0.27%	32.82%
2008	1.40%	8,549	6.140372	52,494	0.78%	-39.06%
2007	1.40%	12,104	10.075421	121,953	0.10%	0.75%	1/3/2007
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	1.40%	8,963	11.697744	104,847	4.38%	4.07%
2010	1.40%	7,686	11.239853	86,390	6.09%	9.04%
2009	1.40%	8,359	10.308040	86,165	9.62%	22.64%
2008	1.40%	8,953	8.405184	75,252	7.56%	-18.45%
2007	1.40%	8,843	10.306713	91,142	3.81%	3.07%	1/3/2007
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	1.40%	15,217	13.379633	203,598	0.69%	-3.60%
2010	1.40%	16,572	13.879239	230,007	0.00%	7.28%
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	1.40%	4,059	8.314426	33,748	1.33%	-3.69%
2010	1.40%	4,059	8.632975	35,041	1.53%	14.15%
2009	1.40%	4,059	7.562664	30,697	1.11%	26.75%
2008	1.40%	4,059	5.966642	24,219	2.01%	-37.87%
2007	1.40%	4,058	9.604227	38,974	1.69%	-3.96%	1/3/2007
VP Income & Growth Fund - Class I (ACVIG)
2011	1.40%	4,159	8.508323	35,386	1.55%	1.67%
2010	1.40%	4,346	8.368449	36,369	1.52%	12.55%
2009	1.40%	5,402	7.435330	40,166	5.12%	16.44%
2008	1.40%	6,860	6.385373	43,804	1.99%	-35.50%
2007	1.40%	6,906	9.900394	68,372	1.86%	-1.00%	1/3/2007
VP International Fund - Class I (ACVI)
2011	1.40%	6,603	8.021542	52,966	1.36%	-13.27%
2010	1.40%	6,738	9.249067	62,320	2.30%	11.71%
2009	1.40%	6,738	8.279669	55,788	1.99%	31.89%
2008	1.40%	7,062	6.277601	44,332	0.81%	-45.60%
2007	1.40%	7,111	11.539148	82,055	0.65%	15.39%	1/3/2007
VP Value Fund - Class I (ACVV)
2009	1.40%	9,973	7.963552	79,421	5.78%	18.19%
2008	1.40%	10,980	6.738207	73,986	2.39%	-27.80%
2007	1.40%	12,582	9.333078	117,429	1.83%	-6.67%	1/3/2007
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	1.40%	3,542	10.142098	35,923	0.48%	-0.84%
2010	1.40%	611	10.228250	6,249	0.57%	24.07%
2009	1.40%	611	8.244145	5,037	2.53%	23.28%
2008	1.40%	612	6.687552	4,093	0.83%	-31.88%
2007	1.40%	408	9.817683	4,006	0.40%	-1.82%	1/3/2007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2011	1.40%	606	$10.871390	$6,588	2.08%	7.49%
2010	1.40%	1,161	10.113931	11,742	2.15%	13.70%
2009	1.40%	1,161	8.894956	10,327	2.59%	20.84%
2008	1.40%	1,161	7.360741	8,546	1.96%	-30.54%
2007	1.40%	1,161	10.596893	12,303	1.75%	5.97%	1/3/2007
Quality Bond Fund II - Primary Shares (FQB)
2011	1.40%	7,945	12.138662	96,442	3.85%	0.84%
2010	1.40%	3,327	12.037012	40,047	4.89%	6.99%
2009	1.40%	3,533	11.251060	39,750	6.48%	18.75%
2008	1.40%	3,283	9.474620	31,105	4.75%	-8.59%
2007	1.40%	4,097	10.364499	42,463	5.08%	3.64%	1/3/2007
VIP Fund -Contrafund Portfolio - Service Class (FCS)
2009	1.40%	18,623	8.759103	163,121	1.37%	33.77%
2008	1.40%	16,721	6.548093	109,491	0.87%	-43.42%
2007	1.40%	17,994	11.572922	208,243	0.92%	15.73%	1/3/2007
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	1.40%	10,444	8.183951	85,473	2.36%	-0.55%
2010	1.40%	11,236	8.229238	92,464	1.80%	13.48%
2009	1.40%	11,236	7.251836	81,482	2.28%	28.21%
2008	1.40%	11,373	5.656191	64,328	2.43%	-43.51%
2007	1.40%	11,482	10.012446	114,963	1.67%	0.12%	1/3/2007
VIP Fund -Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%	870	7.754421	6,746	0.40%	43.68%
2008	1.40%	869	5.397012	4,690	0.19%	-55.69%
2007	1.40%	1,443	12.180481	17,576	0.00%	21.80%	1/3/2007
VIP Fund -Growth Portfolio - Service Class (FGS)
2011	1.40%	11,823	9.914005	117,213	0.26%	-1.26%
2010	1.40%	11,231	10.040301	112,763	0.17%	22.32%
2009	1.40%	12,279	8.208142	100,788	0.36%	26.35%
2008	1.40%	11,856	6.496156	77,018	0.73%	-47.97%
2007	1.40%	12,596	12.486462	157,279	0.60%	24.86%	1/3/2007
VIP Fund -High Income Portfolio - Service Class (FHIS)
2011	1.40%	1,818	12.171583	22,128	6.85%	2.47%
2010	1.40%	1,818	11.877703	21,594	7.08%	12.20%
2009	1.40%	2,058	10.586620	21,787	8.12%	41.76%
2008	1.40%	2,074	7.467833	15,488	7.28%	-26.11%
2007	1.40%	2,635	10.107127	26,632	10.52%	1.07%	1/3/2007
VIP Fund -Overseas Portfolio - Service Class (FOS)
2011	1.40%	5,100	7.209291	36,767	1.29%	-18.39%
2010	1.40%	5,139	8.833318	45,394	1.36%	11.41%
2009	1.40%	5,211	7.928532	41,316	2.39%	24.67%
2008	1.40%	3,333	6.359721	21,197	2.40%	-44.65%
2007	1.40%	4,585	11.490519	52,684	3.28%	14.91%	1/3/2007
VIP Fund -Value Strategies Portfolio - Service Class (FVSS)
2011	1.40%	929	8.705292	8,087	0.91%	-10.12%
2010	1.40%	929	9.685692	8,998	0.46%	24.69%
2009	1.40%	929	7.768087	7,217	0.53%	55.19%
2008	1.40%	929	5.005428	4,650	0.70%	-51.86%
2007	1.40%	929	10.397846	9,660	0.92%	3.98%	1/3/2007
Guardian Portfolio - I Class Shares (AMGP)
2011	1.40%	2,186	9.428810	20,611	0.49%	-4.30%
2010	1.40%	758	9.852081	7,468	0.44%	17.35%
2009	1.40%	935	8.395594	7,850	1.18%	27.87%
2008	1.40%	935	6.565596	6,139	0.57%	-38.13%
2007	1.40%	935	10.611210	9,921	0.28%	6.11%	1/3/2007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	1.40%	5,043	$11.006395	$55,505	0.00%	-0.93%
2010	1.40%	4,059	11.109691	45,094	0.00%	27.29%
2009	1.40%	4,503	8.727771	39,301	0.00%	29.76%
2008	1.40%	4,503	6.726268	30,288	0.00%	-44.16%
2007	1.40%	4,503	12.046463	54,245	0.00%	20.46%	1/3/2007
Partners Portfolio - I Class Shares (AMTP)
2011	1.40%	2,042	7.924237	16,181	0.00%	-12.60%
2010	1.40%	2,042	9.066316	18,513	0.70%	14.05%
2009	1.40%	2,042	7.949566	16,233	2.70%	53.89%
2008	1.40%	2,042	5.165768	10,548	0.53%	-53.06%
2007	1.40%	2,043	11.005439	22,484	0.51%	10.05%	1/3/2007
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40%	8,843	8.612020	76,156	0.31%	42.50%
2008	1.40%	9,121	6.043719	55,125	0.15%	-46.28%
2007	1.40%	13,656	11.251010	153,644	0.24%	12.51%	1/3/2007
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	1.40%	7,156	8.793728	62,928	1.29%	-9.57%
2010	1.40%	7,738	9.724555	75,249	1.41%	14.34%
2009	1.40%	7,737	8.504743	65,801	2.50%	37.82%
2008	1.40%	9,607	6.171126	59,286	1.42%	-41.03%
2007	1.40%	9,159	10.464374	95,843	1.17%	4.64%	1/3/2007
Main Street Fund(R)/VA - Non- Service Shares (OVGI)
2011	1.40%	13,136	8.933171	117,346	0.82%	-1.41%
2010	1.40%	14,693	9.061055	133,134	1.08%	14.48%
2009	1.40%	14,987	7.914736	118,618	1.90%	26.49%
2008	1.40%	15,118	6.257226	94,597	1.48%	-39.33%
2007	1.40%	17,820	10.314046	183,796	0.90%	3.14%	1/3/2007
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	1.40%	4,426	8.602052	38,073	0.00%	-0.32%
2010	1.40%	4,426	8.629392	38,194	0.00%	25.68%
2009	1.40%	5,464	6.866034	37,516	0.00%	30.75%
2008	1.40%	5,464	5.251223	28,693	0.00%	-49.78%
2007	1.40%	3,396	10.456810	35,511	0.00%	4.57%	1/3/2007
VIP Trust -Emerging Markets Fund: Initial Class (VWEM)
2011	1.40%	592	9.071087	5,370	1.04%	-26.78%
2009	1.40%	163	9.905348	1,615	0.16%	110.20%
2008	1.40%	174	4.712439	820	0.00%	-65.27%
2007	1.40%	1,036	13.570538	14,059	0.35%	35.71%	1/3/2007
VIP Trust -Global Hard Assets Fund: Initial Class (VWHA)
2011	1.40%	3,058	12.855627	39,313	1.17%	-17.62%
2010	1.40%	2,591	15.605047	40,433	0.35%	27.43%
2009	1.40%	2,591	12.246190	31,730	0.23%	55.33%
2008	1.40%	2,374	7.884018	18,717	0.22%	-46.88%
2007	1.40%	2,442	14.842195	36,245	0.13%	48.42%	1/3/2007
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.40%	6,032	10.314322	62,216	0.13%	-6.84%
2010	1.40%	7,405	11.071586	81,985	0.74%	22.02%
2009	1.40%	8,911	9.073234	80,852	0.00%	45.67%
2008	1.40%	7,582	6.228689	47,226	2.00%	-40.94%
2007	1.40%	9,617	10.546019	101,421	0.63%	5.46%	1/3/2007
Gartmore NVIT Global Utilities Fund - Class I(obsolete) (GVGU1)
2009	1.40%	719	8.317414	5,980	4.06%	6.50%
2008	1.40%	719	7.810014	5,615	3.30%	-33.88%
2007	1.40%	719	11.811862	8,493	2.44%	18.12%	1/3/2007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	1.40%	4,468	$8.750506	$39,097	1.05%	9.90%
2009	1.40%	4,468	7.962231	35,575	1.07%	23.25%
2008	1.40%	4,468	6.460009	28,863	0.78%	-45.12%
2007	1.40%	4,468	11.771663	52,596	0.41%	17.72%	1/3/2007
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	1.40%	6,167	7.560059	46,623	2.73%	-26.59%
2007	1.40%	6,180	10.298535	63,645	2.24%	2.99%	1/3/2007
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.40%	1,501	5.711702	8,573	0.00%	-46.87%
2007	1.40%	1,191	10.750095	12,803	0.00%	7.50%	1/3/2007
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	1.40%	468	12.232045	5,725	0.16%	12.86%
2009	1.40%	468	10.838463	5,072	0.00%	8.38%	10/2/2009
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	1.40%	613	6.337720	3,885	2.93%	-37.08%
2007	1.40%	613	10.072840	6,175	1.29%	0.73%	1/3/2007

2011	Contract owners equity:				$2,540,210
2010	Contract owners equity:				$2,766,988
2009	Contract owners equity:				$2,663,092
2008	Contract owners equity:				$2,096,390
2007	Contract owners equity:				$3,664,580

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.